Balance Sheets - MidAmerican Energy Company [Member] - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and Cash Equivalents, at Carrying Value	$ 103	$ 29
Receivables, Net, Current	342	433
Income Taxes Receivable, Current	104	307
Inventory, Net	238	185
Other Assets, Current	58	86
Total current assets	845	1,040
Public Utilities, Property, Plant and Equipment, Net	11,723	10,519
Regulatory assets	1,044	908
Investments and restricted cash and investments	634	625
Other Assets, Noncurrent	139	142
Total assets	14,385	13,234
Current liabilities:
Accounts Payable, Current	426	392
Interest Payable, Current	46	40
Taxes Payable, Current	125	128
Short-term Debt	0	50
Long-term Debt and Capital Lease Obligations, Current	34	426
Other Liabilities, Current	166	131
Liabilities, Current	797	1,167
Long-term Debt and Capital Lease Obligations	4,237	3,608
Deferred Tax Liabilities, Net, Noncurrent	3,061	2,662
Regulatory Liability, Noncurrent	831	837
Asset Retirement Obligations, Noncurrent	488	432
Other Liabilities, Noncurrent	266	278
Total liabilities	9,680	8,984
Shareholder's equity:
Common stock	0	0
Additional paid-in capital	561	561
Retained earnings	4,174	3,712
Accumulated other comprehensive income (loss), net	(30)	(23)
Total shareholder's equity	4,705	4,250
Liabilities and Equity	$ 14,385	$ 13,234